Note 3 - Advances for Vessels Under Construction (Details Textual) - USD ($)	6 Months Ended		30 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	May 15, 2026	Dec. 05, 2025	Nov. 03, 2025	Oct. 14, 2024
Contractual Obligation	$ 131,500,000		$ 131,500,000
Payments to Acquire Vessels Under Construction	$ 7,105	$ 703	$ 14,400,000
Aristeidis Shipping Loan to Finance Hull No XY164 [Member] | CrediaBank SA [Member]
Debt Instrument, Face Amount						$ 26,900,000
Yannis Navigation and Troboni Shipping Loan, Tranche B [Member] | Eurobank S.A. [Member]
Debt Instrument, Face Amount					$ 26,000,000
Yannis Navigation and Troboni Shipping Loan, Tranche A [Member] | Eurobank S.A. [Member]
Debt Instrument, Face Amount					$ 13,500,000
Vessels Under Construction [Member]
Contractual Obligation							$ 71,800,000
Two Kamsarmax Bulk Carriers [Member]
Contractual Obligation				$ 74,000,000